Partners’ Capital - Dividends (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 01, 2013 Subsequent Event	Jul. 03, 2013 Subsequent Event	Dec. 31, 2012 Subsequent Event
Subsequent Event
Distributions (in dollars)	$ 63,098	$ 51,237	$ 93,273	$ 84,800	$ 60,176		$ 32,500	$ 95,600
Distributions declared per common unit (usd per unit)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73	$ 0.14375		$ 0.14375
Distributions declared, annualized rate per common share (usd per share)						$ 0.575